Schedule of Investments
(unaudited)
September 30, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 59.5%
iShares Core MSCI Emerging Markets ETF .. 265,144 $ 12,618,203
iShares Core S&P 500 ETF ............. 283,802 121,873,093
iShares Core S&P Mid-Cap ETF
(b)
........ 16,103 4,015,283
iShares MSCI EAFE Growth ETF
(b)
........ 251,121 21,671,742
iShares MSCI EAFE Value ETF
(b)
......... 597,254 29,223,638
iShares MSCI USA Min Vol Factor ETF ..... 121,722 8,810,238
iShares MSCI USA Quality Factor ETF
(b)
.... 223,212 29,417,110
iShares S&P 500 Growth ETF
(b)
.......... 120,799 8,265,068
iShares U.S. Infrastructure ETF
(b)
......... 113,848 4,165,698
iShares U.S. Technology ETF ........... 78,934 8,281,755
248,341,828
Fixed-Income Funds — 40.3%
(b)
iShares 20+ Year Treasury Bond ETF ...... 151,842 13,466,867
iShares Core Total USD Bond Market ETF ... 2,021,858 88,385,522
iShares iBoxx $ Investment Grade Corporate
Bond ETF ....................... 81,885 8,353,908
iShares J.P. Morgan USD Emerging Markets
Bond ETF ....................... 55,204 4,555,434
iShares MBS ETF ................... 287,209 25,504,159
iShares TIPS Bond ETF ............... 61,639 6,393,197
iShares Treasury Floating Rate Bond ETF ... 436,848 22,165,668
168,824,755
Total Long-Term Investments — 99 .8%
(Cost: $ 423,134,581 ) .............................. 417,166,583
Security Shares Value
Short-Term Securities
Money Market Funds — 17 .3%
(a) (c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ..................... 23,714 $ 23,714
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(d)
........................ 72,448,330 72,470,065
Total Short-Term Securities — 17 .3%
(Cost: $ 72,493,779 ) ............................... 72,493,779
Total Investments — 117 .1%
(Cost: $ 495,628,360 ) .............................. 489,660,362
Liabilities in Excess of Other Assets — (17.1) % ............ (71,475,933)
Net Assets — 100.0% ............................... $ 418,184,429
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 848,962 $ — $ (825,248)
(a)
$ — $ — $ 23,714 23,714 $ 32,107 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 14,522,958 57,924,524
(a)
— 22,583 — 72,470,065 72,448,330 195,631
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... 11,051,463 85,408 (11,276,403) 282,204 (142,672) — — 49,964 —
iShares 10-20 Year Treasury Bond
ETF
(c)
................ 8,777,725 2,741,343 (11,695,467) (1,710,127) 1,886,526 — — 162,934 —
iShares 20+ Year Treasury Bond
ETF .................. — 15,418,078 — — (1,951,211) 13,466,867 151,842 84,257 —
iShares Convertible Bond ETF
(c)
. 3,767,497 — (3,860,623) (45,511) 138,637 — — — —
iShares Core MSCI Emerging
Markets ETF ............ — 22,370,498 (9,119,664) (70,299) (562,332) 12,618,203 265,144 187,061 —
iShares Core S&P 500 ETF .... 89,563,193 26,418,173 (3,425,209) 881,256 8,435,680 121,873,093 283,802 1,250,627 —
iShares Core S&P Mid-Cap ETF . — 4,352,452 — — (337,169) 4,015,283 16,103 18,230 —
iShares Core S&P Small-Cap
ETF
(c)
................ 6,080,809 53,311 (6,029,875) (313,993) 209,748 — — — —
iShares Core Total USD Bond
Market ETF ............ 81,250,963 16,618,608 (6,917,182) (949,204) (1,617,663) 88,385,522 2,021,858 1,987,640 —
iShares ESG Aware MSCI USA
ETF
(c)
................ 43,368,270 887,812 (47,072,729) 1,363,844 1,452,803 — — 106,214 —
iShares Fallen Angels USD Bond
ETF
(c)
................ 4,286,594 294,477 (4,700,590) (648,192) 767,711 — — 118,354 —
iShares GSCI Commodity
Dynamic Roll Strategy ETF
(c)
. 3,382,293 — (3,311,800) (858,544) 788,051 — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 8,820,787 — — (466,879) 8,353,908 81,885 60,162 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — 12,063,946 (7,106,847) (179,570) (222,095) 4,555,434 55,204 204,372 —
iShares MBS ETF .......... 22,385,584 8,011,971 (3,616,108) 185,505 (1,462,793) 25,504,159 287,209 618,997 —
iShares MSCI EAFE Growth ETF 18,759,978 10,830,567 (9,035,774) (839,553) 1,956,524 21,671,742 251,121 302,521 —
iShares MSCI EAFE Value ETF . 26,536,441 8,920,275 (7,386,516) (359,562) 1,513,000 29,223,638 597,254 572,348 —
iShares MSCI Emerging Markets
Min Vol Factor ETF
(c)
...... 16,666,400 — (17,063,802) (597,826) 995,228 — — — —
iShares MSCI USA Min Vol Factor
ETF .................. 7,221,752 2,476,558 (907,822) (14,457) 34,207 8,810,238 121,722 122,061 —
iShares MSCI USA Momentum
Factor ETF
(c)
............ 7,602,807 71,056 (7,015,738) (262,036) (396,089) — — — —
iShares MSCI USA Quality Factor
ETF .................. — 34,269,337 (8,714,706) 1,152,406 2,710,073 29,417,110 223,212 318,552 —
iShares S&P 500 Growth ETF .. — 8,630,279 — — (365,211) 8,265,068 120,799 26,802 —
iShares TIPS Bond ETF ...... — 6,629,935 — — (236,738) 6,393,197 61,639 33,062 —
iShares Treasury Floating Rate
Bond ETF .............. — 22,112,220 — — 53,448 22,165,668 436,848 167,122 —
iShares U.S. Infrastructure ETF . 3,903,063 315,374 (81,006) (227) 28,494 4,165,698 113,848 62,070 —
iShares U.S. Technology ETF .. 8,986,474 3,334,572 (8,612,818) 2,753,886 1,819,641 8,281,755 78,934 32,335 —
iShares U.S. Treasury Bond ETF
(c)
13,365,472 29,943,553 (42,889,156) (1,089,855) 669,986 — — 240,860 —
$ (1,297,272) $ 15,698,905 $ 489,660,362 $ 6,954,283 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 417,166,583 $ — $ — $ 417,166,583
Short-Term Securities
Money Market Funds ...................................... 23,714 — — 23,714
$ 417,190,297 $ — $ — $ 417,190,297
Investments Valued at NAV
(a)
...................................... 72,470,065
$ 489,660,362
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
TIPS Treasury Inflation Protected Securities